As filed with the Securities and Exchange Commission on September 29, 2006


                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
           Pre-Effective Amendment No.  __                      |_|


           Post-Effective Amendment No. 104                     |X|


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


           Amendment No. 106                                    |X|


                              --------------------

                               THE RBB FUND, INC.

               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center


                              103 Bellevue Parkway


                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)


                  Registrant's Telephone Number: (302) 791-1112


                                   Copies to:

              JAMES SHAW                           MICHAEL P. MALLOY, ESQUIRE
               PFPC Inc.                           Drinker Biddle & Reath LLP
          103 Bellevue Parkway                          One Logan Square
          Wilmington, DE 19809                       18th & Cherry Streets
(Name and Address of Agent for Service)            Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

     | | immediately upon filing pursuant to paragraph (b)


     |X| on November 1, 2006 pursuant to paragraph (b)


     |_| 60 days after filing pursuant to paragraph (a)(1)
     |_| on (date) pursuant to paragraph (a)(1)
     | | 75 days after filing pursuant to paragraph (a)(2)


     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


     |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered..................Shares of Common Stock

                               THE RBB FUND, INC.

                                EXPLANATORY NOTE

        DESIGNATION OF NEW EFFECTIVE DATE FOR PREVIOUSLY FILED AMENDMENT

Post-Effective Amendment No. 103 (the "Amendment") was filed pursuant to Rule 485 (a)(2) under the Securities Act of 1933 on July 18, 2006 to register a new Fund, the Bear Stearns CUFS MLP Mortgage Portfolio, and pursuant to Rule 485
(a)(2) would be effective October 2, 2006.

This  Post-Effective  Amendment  No.  104 is being  filed  pursuant  to Rule 485
(b)(1)(iii) for the sole purpose of designating November 1, 2006 as the new effective date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 104 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

                               THE RBB FUND, INC.
                                     PEA 103
                            PART C: OTHER INFORMATION

Item 23. EXHIBITS

(a)   Articles of Incorporation.

      (1) Articles of Incorporation of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Articles Supplementary of Registrant are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's
            Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (8) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (9) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (10) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (11) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's
            Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (12) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's
            Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (13) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's
            Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (14) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's
            Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (15) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

      (16) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (17) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

      (18) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (19) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (20) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (21) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (22) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (23) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (24) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (25) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (26) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on November 29, 1999.

      (27) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (28) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (29) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (30) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2000.

      (31) Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (32) Articles Supplementary of Registrant (BOSTON PARTNERS BOND FUND - INSTITUTIONAL CLASS AND BOSTON PARTNERS BOND FUND - INVESTOR CLASS) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (33) Articles of Amendment to Charter of the Registrant (BOSTON PARTNERS ALL-CAP VALUE FUND - INSTITUTIONAL CLASS AND BOSTON PARTNERS BOND FUND - INSTITUTIONAL CLASS) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (34) Articles Supplementary of Registrant (SCHNEIDER VALUE FUND) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

      (35) Articles Supplementary of Registrant (BAKER 500 GROWTH FUND - INSTITUTIONAL CLASS AND CLASS S) are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

      (36) Articles Supplementary of Registrant (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS AND LIQUIDITY FUND FOR CREDIT UNION MEMBERS) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (37) Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

      (38) Articles Supplementary of Registrant ((ROBECO WPG CORE BOND FUND - INVESTOR CLASS, ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS, ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS, ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant's Registration Statement (No. 33-20827) filed on March 4, 2005.

      (39) Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.

      (40) Articles Supplementary of Registrant (ROBECO WPG CORE BOND FUND - INVESTOR CLASS, ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS, ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS, ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant's Registration Statement (No. 33-20827) filed on March 23, 2005.

      (41) Articles Supplementary of Registrant (SENBANC FUND) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (42) Articles of Amendment of Registrant (ROBECO WPG CORE BOND FUND - RETIREMENT CLASS) are incorporated herein by reference to
            Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

      (43) Articles Supplementary of Registrant (ROBECO WPG CORE BOND FUND - INVESTOR CLASS) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.


      (44) Articles Supplementary of Registrant (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) are incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


(b)         By-Laws.

      (1)   By-Laws,   as  amended  are  incorporated  herein  by  reference  to
            Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

(c)         Instruments Defining Rights of Security Holders.

      (1) See Articles VI, VII, VIII, IX and XI of Registrant's Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)         Investment Advisory Contracts.

      (1) Investment Advisory Agreement (MONEY MARKET) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Advisory Agreement (MONEY MARKET) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration
            Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Assumption Agreement (MONEY MARKET FUND) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (4) Investment Advisory Agreement (BOSTON PARTNERS LARGE CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (5) Investment Advisory Agreement (BOSTON PARTNERS MID CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (6) Investment Advisory Agreement (SCHNEIDER SMALL CAP VALUE FUND) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (7) Investment Advisory Agreement (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (8) Investment Advisory Agreement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (9) Investment Advisory Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (10) Investment Advisory Agreement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (11) Investment Advisory Agreement (SCHNEIDER VALUE FUND) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (12) Form of Investment Advisory Agreement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (13) Form of Investment Advisory Agreement (LIQUIDITY FUND FOR CREDIT UNIONS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (14) Investment Advisory Agreement (N/I GROWTH FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (15) Investment Advisory Agreement (N/I EMERGING GROWTH FUND) between Registrant and Numeric Investors LLC incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (16) Investment Advisory Agreement (N/I SMALL CAP VALUE FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (17) Investment Advisory Agreement (N/I MID CAP FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (18) Amendment No. 1 to Investment Advisory Agreement (N/I MID CAP FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (19) Amendment No. 1 to Investment Advisory Agreement (N/I GROWTH FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

      (20) Amendment No. 1 to Investment Advisory Agreement (N/I SMALL CAP VALUE FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

      (21) Amendment No. 2 to Investment Advisory Agreement (N/I MID CAP FUND) between Registrant and Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

      (22)  Contractual Fee Waiver  Agreement  dated December 12, 2003,  between
            Registrant   and  Boston


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

            Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant's Registration Statement (No. 33-20827) filed on December 30, 2004.

      (23) Contractual Fee Waiver Agreement (SCHNEIDER SMALL CAP VALUE FUND) dated November 21, 2005, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

      (24) Contractual Fee Waiver Agreement (SCHNEIDER VALUE FUND) dated November 21, 2005, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

      (25) Contractual Fee Waiver Agreement (BOGLE SMALL CAP GROWTH FUND) dated November 21, 2005, between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

      (26) Investment Advisory Agreement (ROBECO WPG CORE BOND FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registrant's Registration Statement (No. 33-20827) filed on August 30, 2005.

      (27) Investment Advisory Agreement (SENBANC FUND) dated August 31, 2005 between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

      (28) Investment Advisory Agreement (ROBECO WPG LARGE CAP GROWTH FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (29) Investment Advisory Agreement (ROBECO WPG TUDOR FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (30) Contractual Fee Waiver Agreement (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND AND ROBECO WPG TUDOR FUND) dated April 29, 2005 between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.


      (31)  Form  of  Investment  Advisory  Agreement  (BEAR  STEARNS  CUFS  MLP
            MORTGAGE PORTFOLIO) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


(e)         Underwriting Contracts.

      (1) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (2) Distribution Agreement Supplement (BOSTON PARTNERS ALL-CAP VALUE FUND - INVESTOR CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (3) Distribution Agreement Supplement (BOSTON PARTNERS ALL-CAP VALUE FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to
            Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (4) Distribution Agreement Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the

            Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (5) Form of Distribution Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (6) Form of Distribution Agreement Supplement (LIQUIDITY FUND FOR CREDIT UNION MEMBERS (FORMERLY CU MEMBERS' LIQUIDITY FUND)) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (7) Distribution Agreement Supplement (SENBANC FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (8) Distribution Agreement Supplement (ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

      (9)   Distribution  Agreement Supplement (ROBECO WPG LARGE CAP GROWTH FUND
            - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.

      (10) Distribution Agreement Supplement (ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.


      (11) Distribution Agreement Supplement (ROBECO WPG CORE BOND FUND - RETIREMENT CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (12) Distribution Agreement Supplement (ROBECO WPG CORE BOND FUND -INVESTOR CLASS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (13) Form of Distribution Agreement Supplement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


(f)         Bonus or Profit Sharing Contracts.

      (1) Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1997.

      (2) Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)         Custodian Agreements.

      (1) Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration
            Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective

            Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Custody Agreement (N/I MICRO CAP FUND, N/I GROWTH FUND AND N/I MID CAP FUND (FORMERLY GROWTH & VALUE) between Registrant and Custodial Trust Company is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (7) Custodian Agreement Supplement (BOSTON PARTNERS MID CAP VALUE FUND) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (8) Custodian Agreement Supplement (BOSTON PARTNERS BOND FUND) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (9) Custodian Agreement Supplement (SCHNEIDER SMALL CAP VALUE FUND) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (10) Custodian Agreement Supplement (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (11) Custodian Agreement Supplement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (12) Custodian Agreement Supplement (N/I SMALL CAP VALUE FUND) between Registrant and Custodial Trust Company is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (13) Form of Custodian Agreement Supplement (BOSTON PARTNERS FUND - FORMERLY LONG SHORT EQUITY) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (14) Custodian Agreement Supplement (BOGLE SMALL CAP GROWTH FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (15) Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (16) Custodian Agreement Supplement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the

            Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (17) Custodian Agreement Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (18) Form of Custodian Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (19) Form of Custodian Agreement Supplement (LIQUIDITY FUND FOR CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.


      (20) Custodian Agreement (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND, AND ROBECO WPG TUDOR FUND) between Registrant and Mellon Bank N.A. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


      (21) Custodian Agreement Supplement (SENBANC FUND) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (22) Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant's foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2005.


      (23)  Form of  Custodian  Agreement  Supplement  (BEAR  STEARNS  CUFS  MLP
            MORTGAGE PORTFOLIO) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


(h)         Other Material Contracts.

      (1) Transfer Agency Agreement (SANSOM STREET) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Shareholder Servicing Agreement (SANSOM STREET MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Shareholder Servicing Agreement (SANSOM STREET GOVERNMENT OBLIGATIONS MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration
            Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Shareholder Services Plan (SANSOM STREET MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Transfer Agency Agreement (BEDFORD MONEY MARKET) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Transfer Agency Agreement and Supplements (BRADFORD, BETA, GAMMA, DELTA, EPSILON, ZETA, ETA AND THETA) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with
            Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PFPC Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (8) Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

      (9) Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

      (10) Transfer Agency Agreement Supplement (N/I MICRO CAP FUND, N/I GROWTH FUND AND N/I MID CAP FUND (FORMERLY GROWTH & VALUE)) between Registrant and PFPC Inc. dated April 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (11)  Administration  and  Accounting  Services  Agreement  (N/I MICRO CAP
            FUND) between Registrant and PFPC INC. dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (12) Administration and Accounting Services Agreement (N/I GROWTH FUND) between Registrant and PFPC Inc. dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (13) Administration and Accounting Services Agreement (N/I MID CAP FUND (FORMERLY GROWTH & VALUE)) between Registrant and PFPC Inc. dated April 24, 1996 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (14) Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

      (15) Administration and Accounting Services Agreement (BOSTON PARTNERS LARGE CAP VALUE FUND) between Registrant and PFPC Inc. dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (16) Transfer Agency Agreement Supplement (BOSTON PARTNERS LARGE CAP VALUE FUND, INSTITUTIONAL CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (17) Transfer Agency Agreement Supplement (BOSTON PARTNERS LARGE CAP VALUE FUND - INVESTOR CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

      (18) Transfer Agency Agreement Supplement (BOSTON PARTNERS MID CAP VALUE FUND - INSTITUTIONAL CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (19)  Transfer Agency Agreement  Supplement (BOSTON PARTNERS MID CAP VALUE
            FUND  -  INVESTOR  CLASS)  between   Registrant  and  PFPC  Inc.  is
            incorporated herein by reference to Post-Effective  Amendment

            No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (20) Administration and Accounting Services Agreement (BOSTON PARTNERS MID CAP VALUE FUND) between Registrant and PFPC Inc. dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (21) Administration and Accounting Services Agreement (SCHNEIDER SMALL CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (22)  Transfer  Agency  Agreement  Supplement  (SCHNEIDER  SMALL CAP VALUE
            FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (23) Transfer Agency Agreement Supplement (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE) - INSTITUTIONAL CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (24) Transfer Agency Agreement Supplement (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE) - INVESTOR CLASS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (25) Administration and Accounting Services Agreement (BOSTON PARTNERS MICRO CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (26) Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (No. 33-20827) filed on June 25, 1998.

      (27) Administrative Services Agreement Supplement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL) - INSTITUTIONAL CLASS) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (28) Administrative and Accounting Services Agreement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL) - INSTITUTIONAL AND INVESTOR CLASSES) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (29) Transfer Agency Agreement Supplement (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL) - INSTITUTIONAL AND INVESTOR CLASSES) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (30) Transfer Agency Agreement Supplement (N/I SMALL CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (31) Administration and Accounting Services Agreement (N/I SMALL CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (32) Co-Administration Agreement (N/I SMALL CAP VALUE FUND) between Registrant and Bear Stearns Funds Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (33) Administrative Services Agreement (N/I SMALL CAP VALUE FUND) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the

            Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (34) Form of Transfer Agency Agreement Supplement (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (35) Form of Administrative Services Agreement Supplement (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY) - INSTITUTIONAL SHARES) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (36) Form of Administration and Accounting Services Agreement (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (37) Transfer Agency Agreement Supplement (BOGLE SMALL CAP GROWTH FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (38) Administrative Services Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (39) Non 12b-1 Shareholder Services Plan and Agreement (BOGLE SMALL CAP GROWTH - INVESTOR SHARES) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (40) Agreement between E*TRADE Group, Inc., Registrant and Registrant's principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (41) Fee Waiver Agreement for n/i Numeric Investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (42) Administration and Accounting Services Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (43) Solicitation Agreement between n/i numeric Investors and Shareholder Communications Corporation is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (No. 33-20827) filed on December 1, 1999.

      (44) Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (No. 33-20827) filed on March 15, 2001.

      (45) Transfer Agency Supplement (BEAR STEARNS MONEY MARKET FAMILY) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (No. 33-20827) filed on December 4, 2001.

      (46)  Form of Transfer Agency  Supplement  (BOSTON  PARTNERS ALL-CAP VALUE
            FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (47) Form of Administration and Accounting Services Agreement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (No. 33-20827) filed on May 15, 2002.

      (48) Administrative Services Agreement Supplement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (49) Transfer Agency Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (50) Form of Administration and Accounting Services Agreement (SCHNEIDER VALUE FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 2002.

      (51) Administrative Services Agreement Supplement (SCHNEIDER VALUE FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (52) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (No. 33-20827) filed on September 18, 2002.

      (53) Shareholder Servicing Agreement (BOGLE SMALL CAP GROWTH FUND) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (54)  Administrative  Services Agreement Supplement (BOSTON PARTNERS FUNDS
            - INVESTOR SHARES) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (55) Form of Administration and Accounting Services Agreement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (56) Form of Administrative Services Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to
            Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (57) Form of Transfer Agency Agreement Supplement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (58) Amended and Restated Non-12b-1 Shareholder Services Plan (NUMERIC FUNDS) is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (59) Form of Administration and Accounting Services Agreement (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS'
            LIQUIDITY FUND)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (60) Form of Administrative Services Agreement Supplement (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY
            FUND)) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (61) Form of Transfer Agency Agreement Supplement (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (62) Amended and Restated Non-12b-1 Shareholder Services Plan (LIQUIDITY FUND FOR THE CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (63) Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (64) Regulatory Administration Services Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement (No. 33-20827) filed on December 29, 2003.

      (65) Administration and Accounting Services Agreement (ROBECO WPG CORE BOND FUND, ROBECO WPG LARGE CAP GROWTH FUND, AND ROBECO WPG TUDOR
            FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (66)  Administrative  Services Agreement  Supplement (ROBECO WPG CORE BOND
            FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (67) Administrative Services Agreement Supplement (ROBECO WPG LARGE CAP GROWTH FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (68) Administrative Services Agreement Supplement (ROBECO WPG TUDOR FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (69) Transfer Agency Agreement Supplement (ROBECO WPG CORE BOND FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (70)  Transfer Agency  Agreement  Supplement  (ROBECO WPG LARGE CAP GROWTH
            FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (71) Transfer Agency Agreement Supplement (ROBECO WPG TUDOR FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (72) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG CORE BOND FUND - INSTITUTIONAL CLASS) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (73) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (74) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG TUDOR FUND - INSTITUTIONAL CLASS) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (75) Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (ROBECO WPG CORE BOND FUND - RETIREMENT CLASS) is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement (No. 33-20827) filed on August 19, 2005.

      (76) Administration and Accounting Services Agreement (SENBANC FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (77) Transfer Agency Agreement Supplement (SENBANC FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (78) Administrative Services Agreement Supplement (SENBANC FUND) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.

      (79) Amended Schedule A to Regulatory Administration Services Agreement (SENBANC FUND) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.


      (80) Form of Administration and Accounting Services Agreement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (81) Form of Transfer Agency Agreement Supplement (Bear STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (82) Form of Administration Services Agreement Supplement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (83) Form of Amended Schedule A to Regulatory Administration Services Agreement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

(i)   (1)   Opinion and Consent of Counsel to be filed by amendment.

(j)   (1)   None.

(k)         None.


(l)         Initial Capital Agreements.

      (1) Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (3) Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

      (4) Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class FF (N/I MICRO CAP FUND) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (6) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class GG (N/I GROWTH FUND) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (7) Purchase Agreement between Registrant and Numeric Investors, L.P. relating to Class HH (N/I MID CAP FUND (FORMERLY GROWTH & VALUE)) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

      (8) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes QQ, RR and SS (BOSTON PARTNERS LARGE CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (9) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (BOSTON PARTNERS MID CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (No. 33-20827) filed on September 25, 1997.

      (10) Purchase Agreement between Registrant and Boston Partners Asset Management L.P. relating to Classes VV and WW (BOSTON PARTNERS BOND
            FUND) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (11) Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (SCHNEIDER SMALL CAP VALUE
            FUND) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (12) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (13) Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (14) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to Class MMM (N/I SMALL CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (15) Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (BOSTON PARTNERS FUND (FORMERLY LONG-SHORT EQUITY)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (16) Purchase Agreement (BOGLE SMALL CAP GROWTH FUND) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (No. 33-20827) filed on September 30, 1999.

      (17) Purchase Agreement (BOSTON PARTNERS ALL-CAP VALUE FUND) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (18) Purchase Agreement (SCHNEIDER VALUE FUND) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (19) Purchase Agreement (BAKER 500 GROWTH FUND) between Registrant and Baker 500 Corporation is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (20) Form of Purchase Agreement (INSTITUTIONAL LIQUIDITY FUND FOR CREDIT UNIONS) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (No. 33-20827) filed on March 5, 2003.

      (21) Form of Purchase Agreement (LIQUIDITY FUND FOR CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (22) Purchase Agreement (ROBECO WPG CORE BOND FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (23) Purchase Agreement (ROBECO WPG LARGE CAP GROWTH FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (24) Purchase Agreement (ROBECO WPG TUDOR FUND) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant's Registration Statement (No. 33-20827) filed on June 6, 2005.

      (25) Purchase Agreement (SENBANC FUND) between Registrant and Hilliard Lyons Research Advisers is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.


      (26) Form of Purchase Agreement (BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


(m)         Rule 12b-1 Plan.

      (1) Plan of Distribution (SANSOM STREET MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (2) Plan of Distribution (BEDFORD MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (3) Amendment No. 1 to Plans of Distribution (CLASSES A THROUGH Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (4) Plan of Distribution (ZETA MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (5) Plan of Distribution (ETA MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (6) Plan of Distribution (THETA MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refilled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

      (7) Plan of Distribution (BOSTON PARTNERS LARGE CAP VALUE FUND - INVESTOR CLASS) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (8) Plan of Distribution (BOSTON PARTNERS MID CAP VALUE FUND - INVESTOR CLASS) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

      (9) Plan of Distribution (BOSTON PARTNERS BOND FUND - INVESTOR CLASS) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (No. 33-20827) filed on December 8, 1997.

      (10) Plan of Distribution (BOSTON PARTNERS SMALL CAP VALUE FUND II (FORMERLY MICRO CAP VALUE) - INVESTOR CLASS) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (No. 33-20827) filed on April 10, 1998.

      (11) Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1998.

      (12) Plan of Distribution (BOSTON PARTNERS LONG/SHORT EQUITY FUND (FORMERLY MARKET NEUTRAL) - INVESTOR CLASS) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (No. 33-20827) filed on November 12, 1998.

      (13) Plan of Distribution (PRINCIPAL MONEY MARKET) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1998.

      (14) Plan of Distribution (BOSTON PARTNERS FUND (FORMERLY LONG SHORT EQUITY) - INVESTOR CLASS) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (No. 33-20827) filed on May 19, 1999.

      (15) Plan of Distribution pursuant to Rule 12b-1 (BOSTON PARTNERS ALL-CAP VALUE FUND) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (No. 33-20827) filed on November 1, 2002.

      (16) Plan of Distribution pursuant to Rule 12b-1 (LIQUIDITY FUND FOR CREDIT UNION MEMBERS (FORMERLY THE CU MEMBERS' LIQUIDITY FUND)) is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant's Registration Statement (No. 33-20827) filed on April 8, 2003.

      (17) Plan of Distribution pursuant to Rule 12b-1 (SENBANC FUND) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

      (18) Plan of Distribution pursuant to Rule 12b-1 (ROBECO CORE BOND FUND - INVESTOR CLASS) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

      (19) Agreement between Registrant, Bear, Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant's Registration Statement filed on December 29, 2005.

(n)         Rule 18f-3 Plan.

      (1) Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant's Registration Statement (No. 33-20827) filed on September 27, 2005.

(p)         Code of Ethics.


      (1) Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (2) Code of Ethics of Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (3) Code of Ethics of Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (4)   Code  of  Ethics  of  Schneider   Capital   Management   Company  is
            incorporated herein by reference to

            Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (5) Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

      (6) Code of Ethics of PFPC Distributors, Inc is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


      (7) Code of Ethics of Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant's Registration Statement (No. 33-20827) filed on December 20, 2004.

      (8) Code Of Ethics of J.J.B. Hilliard W.L. Lyons, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement (No. 33-20827) filed on November 25, 2005.


      (9) Code of Ethics of Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 25. INDEMNIFICATION

Sections  1,  2,  3  and  4  of  Article  VIII  of   Registrant's   Articles  of
Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. ("PNC") and BlackRock Institutional Management Corporation ("BIMC"), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, LLC ("Numeric"), each dated November 12, 2004 and incorporated herein by reference to exhibits (d)(14), (d)(15), (d)(16) and (d)(17) provides for the indemnification of Numeric against certain losses.


Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(4), (d)(5), (d)(7), (d)(8), and (d)(10), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(9) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and WesCorp Investment Services, LLC is incorporated herein by reference as exhibits (d)(12) and (d)(13) provides for the indemnification of WesCorp Investment Services, LLC against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference as exhibits
(d)(26), (d)(28) and (d)(29) provides for the indemnification of Weiss, Peck & Greer Investments against certain losses.


Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons ("Hilliard") is incorporated herein by reference as exhibit (d)(27) provides for the indemnification of Hilliard against certain losses.


Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., ("Bear Stearns") is incorporated herein by reference as exhibit (d)(31) provides for the indemnification of Bear Stearns against certain losses.


      Item 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

                  1.    BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION:

                        BlackRock Institutional Management Corporation ("BIMC") is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc. BIMC's principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

                        NAME AND POSITION WITH BIMC      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------
                        Paul L. Audet                    BlackRock Provident          Treasurer
                        Managing Director and Director   Institutional Funds
                                                         Wilmington, DE

                                                         BlackRock Funds              Treasurer
                                                         Wilmington, DE

                                                         BlackRock Capital            Director
                                                         Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock Advisors, Inc.     Director
                                                         Wilmington, DE

                                                         BlackRock Financial          Director
                                                         Management, Inc.
                                                         New York, NY

                                                         BlackRock (Japan), Inc.      Chief Financial Officer &
                                                         New York, NY                 Managing Director

                                                         BlackRock International,     Chief Financial Officer &
                                                         Ltd.                         Managing Director
                                                         Edinburgh, Scotland

                                                         BlackRock, Inc.              Chief Financial Officer &
                                                         New York, NY                 Managing Director

                        Steven E. Buller                 BlackRock, Inc.              Chief Financial Officer &
                        Chief Financial Officer and      New York, NY                 Managing Director
                        Managing Director

                        Laurence J. Carolan              BlackRock Capital            Managing Director & Director
                        Managing Director and Director   Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director & Director
                                                         Wilmington, DE

                        Robert P. Connolly               BlackRock Capital            Managing Director, General
                        Managing Director, General       Management, Inc.             Counsel & Secretary
                        Counsel and Secretary            Wilmington, DE

                                                         BlackRock, Inc.              Managing Director, General
                                                         New York, NY                 Counsel & Secretary

                                                         BlackRock International,     Managing Director, General
                                                         Ltd.                         Counsel & Secretary
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      Managing Director, General
                                                         New York, NY                 Counsel & Secretary

                                                         BlackRock Advisors, Inc.     Managing Director, General
                                                         Wilmington, DE               Counsel & Secretary

                                                         BlackRock Financial          Managing Director, General
                                                         Management, Inc.             Counsel & Secretary
                                                         New York, NY

                                                         BlackRock Investments,       General Counsel & Secretary
                                                         Inc.
                                                         New York, NY

                        Laurence D. Fink                 BlackRock Funds              President  & Trustee
                        Chief Executive Officer          Wilmington, DE

                                                         BlackRock Capital            Chief Executive Officer
                                                         Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Chairman & CEO
                                                         New York, NY

                                                         BlackRock International,     Chairman & CEO
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      Chairman & CEO
                                                         New York, NY

                                                         BlackRock Investments,       Chairman & CEO
                                                         Inc.
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Chief Executive Officer
                                                         Wilmington, DE

                                                         BlackRock Financial          Chairman & CEO
                                                         Management, Inc.
                                                         New York, NY

                                                         BlackRock HPB                Director
                                                         Management LLC
                                                         New York, NY

                        Charles S. Hallac                BlackRock, Inc.              Vice Chairman, BlackRock
                        Vice Chairman                    New York, NY                 Solutions.

                        Robert S. Kapito                 BlackRock Capital            Vice Chairman & Director
                        Vice Chairman and Director       Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock International,     Vice Chairman & Director
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock, Inc.              Vice Chairman
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Vice Chairman & Director
                                                         Wilmington, DE

                                                         BlackRock (Japan), Inc.      Vice Chairman & Director
                                                         New York, NY

                                                         BlackRock Investments,       Director
                                                         Inc.
                                                         New York, NY

                                                         BlackRock Financial          Vice Chairman & Director
                                                         Management, Inc.
                                                         New York, NY

                        Kevin M. Klingert                BlackRock Capital            Managing Director & Director
                        Managing Director and Director   Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director & Director
                                                         Wilmington, DE

                                                         BlackRock Financial          Managing Director
                                                         Management, Inc.

                                                         New York, NY

                        John P. Moran                    BlackRock Capital            Managing Director & Director
                        Managing Director, Treasurer     Management, Inc.
                        and Director                     Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director & Director
                                                         Wilmington, DE

                                                         BlackRock Investments,       President
                                                         Inc.
                                                         New York, NY

                        Barbara G. Novick                BlackRock, Inc.              Vice Charman, Account Management
                        Vice Chairman                    New York, NY                 Group, BlackRock, Inc.

                        Ralph L. Schlosstein             BlackRock Provident          Chairman & President
                        President and Director           Institutional Funds
                                                         Wilmington, DE

                                                         BlackRock Capital            President & Director
                                                         Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              President & Director
                                                         New York, NY

                                                         BlackRock International,     President & Director
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      President & Director
                                                         New York, NY

                                                         BlackRock Investments,       Director
                                                         Inc.
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     President & Director
                                                         Wilmington, DE

                                                         BlackRock Financial          President & Director
                                                         Management, Inc.
                                                         New York, NY

                                                         BlackRock HPB Management     Director
                                                         LLC
                                                         New York, NY

                        Keith T. Anderson                BlackRock Capital            Managing Director
                        Vice Chairman                    Management, Inc.
                                                         Wilmington, DE

                                                         BlackRock, Inc.              Managing Director
                                                         New York, NY

                                                         BlackRock Advisors, Inc.     Managing Director
                                                         Wilmington, DE

                                                         BlackRock Financial          Managing Director
                                                         Management, Inc.
                                                         New York, NY

                                                         BlackRock International,     Managing Director
                                                         Ltd.
                                                         Edinburgh, Scotland

                                                         BlackRock (Japan), Inc.      Managing Director
                                                         New York, NY

                        Mark G. Steinberg                None.                        None.
                        Managing Director and Director

                        Susan L. Wagner                  BlackRock, Inc.              Vice Chairman and Chief Operating
                        Vice Chairman and Chief          New York, NY                 Officer
                        Operating Officer


                  2.    NUMERIC INVESTORS, LLC:

                        The sole business activity of Numeric Investors, LLC ("Numeric"), One Memorial Drive, 4th Floor, Cambridge, Massachusetts 02142, is to serve as an investment adviser. Numeric is registered under the Investment Advisers Act of 1940.

                        Information as to the directors and officers of Numeric is as follows:

                        NAME AND POSITION WITH NUMERIC   OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ------------------------------   -------------                ---------------------------
                        P. Andrews McLane                TA Associates                Managing Director and Member of
                        Director of Numeric              Boston, MA                   the Executive Committee of Board

                        Michael Wilson                   TA Associates                Principal
                        Director of Numeric              Boston, MA

                  3.    BOGLE INVESTMENT MANAGEMENT, LP:

                        The sole business activity of Bogle Investment Management, LP ("Bogle"), 57 River Street, Suite 206, Wellesley, Massachusetts 02481, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

                        The directors and officers have not held any positions with other companies during the last two fiscal years.

                  4.    BOSTON PARTNERS ASSET MANAGEMENT, LLC:

                        The sole business activity of Boston Partners Asset Management, LLC ("BPAM"), 28 State Street, 21st Floor, Boston, Massachusetts 02109, is to serve as an investment adviser. BPAM is registered under the Investment Advisers Act of 1940.

                        BPAM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of Boston is as follows:

                        NAME AND POSITION WITH BPAM      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------
                        William J. Kelly                 Robeco USA, LLC              Chief Financial Officer
                        Chief Executive Officer

                                                         Robeco USA, Inc.             Chief Executive Officer and
                                                                                      Treasurer

                        Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
                        Compliance Officer

                                                         Robeco USA, Inc.             Chief Compliance Officer

                  5.    SCHNEIDER CAPITAL MANAGEMENT COMPANY:

                        The  sole   business   activity  of  Schneider   Capital
                        Management Company ("Schneider"), 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

                        Information   as  to  the   directors  and  officers  of
                        Schneider is as follows:


                        NAME AND POSITION WITH SCHNEIDER      OTHER COMPANY              POSITION WITH OTHER COMPANY
                        --------------------------------      -------------              ---------------------------
                        Arnold C. Schneider, III              Turnbridge Management      President
                        President and Chief Investment        Partners Corp.
                        Officer

                        Steven J. Fellin                      Turnbridge Management      Vice President
                        Sr. Vice President and Chief          Partners Corp.
                        Financial Officer

                  6.    WESCORP INVESTMENT SERVICES, LLC:

                        The sole business activity of WesCorp Investment Services, LLC, 924 Overland Court, San Dimas, California 91773 ("WesCorp"), is to serve as an investment adviser. WesCorp is registered under the Investment Advisers Act of 1940.

                        The directors and officers have not held any positions with other companies during the last two fiscal years.

                  7.    WEISS, PECK & GREER INVESTMENTS:

                        The sole business activity of Weiss, Peck & Greer Investments ("WPG"), 909 Third Avenue, New York, NY 10022, is to serve as an investment adviser. WPG is registered under the Investment Advisers Act of 1940.

                        Information as to the directors and officers of WPG is as follows:

                        NAME AND POSITION WITH WPG       OTHER COMPANY                POSITION WITH OTHER COMPANY
                        --------------------------       -------------                ---------------------------
                        Stan Bichel                      Robeco USA, LLC              Chief Executive Officer
                        Chief Executive Officer

                                                         Robeco USA, Inc.             Chairman of the Board

                        William J. Kelly                 Robeco USA, LLC              Chief Financial Officer
                        Chief Financial Officer

                                                         Robeco USA, Inc.             Chief Executive and Treasurer

                        Mary Ann Iudice                  Robeco USA, LLC              Chief Compliance Officer
                        Chief Compliance Officer

                                                         Robeco USA, Inc.             Chief Compliance Officer

                        Robert Kleinberg                 Robeco USA, Inc.             Chief Legal Officer
                        Chief Legal Officer

                  8.    HILLIARD LYONS RESEARCH ADVISORS:

                        The sole business activity of Hilliard Lyons Research Advisors ("Hilliard"), 501 South Fourth Street, Louisville, Kentucky 40202, is to serve as an investment adviser. Hilliard is registered under the Investment Advisers Act of 1940.

                        Information as to the directors and officers of Hilliard is as follows:

                        NAME AND POSITION WITH HILLIARD  OTHER COMPANY                POSITION WITH OTHER COMPANY
                        -------------------------------  -------------                ---------------------------
                        James M. Rogers                  None
                        Executive Vice President,
                        Chief Operating Officer and
                        Director

                        James R. Allen                   None
                        President and Director

                        Paul J. Moretti                  None
                        Executive Vice President and
                        Chief Financial Officer

                        William S. Demchak               PNC Financial Services       Vice Chairman
                        Director                         Group, Inc.

                        Joseph C. Guyaux                 PNC Financial Services       President
                        Director                         Group, Inc.

                        Joan L. Gulley                   PNC Advisors                 Executive Vice President
                        Director

                        John R. Bugh                     None
                        Executive Vice President

                        Carmella Miller                  None
                        Executive Vice President,
                        Chief Administrative Officer
                        and Director

                  9.    BEAR STEARNS ASSET MANAGEMENT INC.


                        Bear Stearns Asset Management Inc. ("BSAM") serves as the investment adviser to the Bear Stearns CUFS MLP Mortgage Portfolio. BSAM is located at 383 Madison Avenue, New York, New York 10179. BSAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BSAM's Form ADV is available on the SEC's website.

                        Information as to the directors and officers of BSAM is as follows:

                        NAME AND POSITION WITH BSAM      OTHER COMPANY                POSITION WITH OTHER COMPANY
                        ---------------------------      -------------                ---------------------------
                        Richard A. Marin,                Beehive Ventures, LLC        Director/Manager/General Partner
                        Director/Chairman of the         Big Red Venture Fund         Director
                        Board/Chief Executive            Cayuga MBA Fund              Director/Investor
                        Officer/President/Senior         eMarketer, Inc.              Director
                        Managing Director                Network Storage Solutions    Director
                                                         Restricted Stock             Director
                                                         Solutions, Inc.
                                                         Touch Pak, Inc.              Director
                        John W. Geissinger,              None
                        Director/Chief Investment
                        Officer/Senior Managing
                        Director

                        Rajan Govindan, Director/Chief   None
                        Operating Officer/Senior
                        Managing Director

                        Barbara A. Keller,               Compliance Science, Inc.     Director
                        Secretary/Chief Compliance
                        Officer

                        Mary Kay Scucci, Chief           None
                        Financial Officer

                        Laurence S. Godin, Executive     None
                        Vice President/General
                        Counsel/Senior Managing
                        Director


Item 27. PRINCIPAL UNDERWRITER


      (a) PFPC Distributors, Inc. ("the Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 1, 2006, the Distributor acted as principal underwriter for the following investment companies:


                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           GuideStone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund



                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           Old Westbury Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.

                           The Stratton Funds, Inc.
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

            Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

            Distributed   by  BlackRock   Distributors,   Inc.,  a  wholly-owned
            subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity Funds
                           International Dollar Reserve Fund I, Ltd.

            Distributed  by  MGI  Funds   Distributors,   Inc.,  a  wholly-owned
            subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

            Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

      (b) The Distributor is a Massachusetts corporation located at 301 Bellevue Parkway, Wilmington, DE 19809. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

            The following is a list of the directors and executive officers of the Distributor:

              NAME                          POSITION(S) WITH DISTRIBUTOR
              ----                          ----------------------------

              Brian Burns                   Chairman; Director;
                                            President; Chief Executive Officer

              Michael Denofrio              Director
              Nicholas Marsini              Director

              Rita G. Adler                 Chief Compliance Officer
              John Munera                   Anti-Money Laundering Officer
              Christine P. Ritch            Chief Legal Officer;
                                            Assistant Secretary; Assistant Clerk

              Bradley A. Stearns            Secretary; Clerk
              Julie Bartos                  Assistant Secretary; Assistant Clerk
              Amy Brennan                   Assistant Secretary; Assistant Clerk

              Craig Stokarski               Treasurer; Chief Financial Officer;

                                            Financial & Operations Principal

              Maria Schaffer                Assistant Treasurer; Controller

              Bruno Di Stefano              Vice President
              Susan K. Moscaritolo          Vice President

      (c)   Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

(1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2) PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as distributor).

(3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(6) Numeric Investors LLC, 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

(7) Boston Partners Asset Management, L.L.C., 28 State Street, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

(8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(9) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(10) Bear Stearns & Co. Inc., Funds Management Department, 383 Madison Avenue, New York, New York 10179 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors,
      LLC)

(11)  WesCorp  Investment   Services,   LLC,  924  Overland  Court,  San  Dimas,
      California 91773 (records relating to its function as investment adviser).

(12) Weiss, Peck & Greer Investments, 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(13) Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons, Inc., 501 South 4th Street, Louisville, Kentucky 40202 (records relating to its function as investment adviser).

(14) Bear Stearns & Co. Inc., 383 Madison Avenue, New York, New York 10179 (records relating to its function as investment adviser).

Item 29. MANAGEMENT SERVICES

         None.

Item 30. UNDERTAKINGS

(a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485
(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 104 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 29th day of September, 2006.


                                               THE RBB FUND, INC.


                                               BY:/S/ EDWARD J. ROACH
                                               ----------------------
                                               Edward J. Roach
                                               President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                       TITLE                                                  DATE
---------                       -----                                                  ----
                                President (Principal Executive Officer) and            September 29, 2006
/S/ EDWARD J. ROACH             Treasurer (Principal Financial and Accounting
-------------------
Edward J. Roach                 Officer)


*J. RICHARD CARNALL             Director                                               September 29, 2006
-------------------
J. Richard Carnall


*FRANCIS J. MCKAY               Director                                               September 29, 2006
-----------------
Francis J. McKay


*MARVIN E. STERNBERG            Director                                               September 29, 2006
--------------------
Marvin E. Sternberg


*JULIAN A. BRODSKY              Director                                               September 29, 2006
-----------------
Julian A. Brodsky


*ARNOLD M. REICHMAN             Director                                               September 29, 2006
-------------------
Arnold M. Reichman


*ROBERT SABLOWSKY               Director                                               September 29, 2006
-----------------
Robert Sablowsky


*ROBERT STRANIERE               Director                                               September 29, 2006
-----------------
Robert Straniere


*NICHOLAS A. GIORDANO           Director                                               September 29, 2006
---------------------
Nicholas A. Giordano

*MARK A. SARGENT                Director                                               September 29, 2006
----------------
Mark A. Sargent



*BY: /S/ EDWARD J. ROACH
------------------------
Edward J. Roach
Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: November 9, 2000


       /S/ FRANCIS J. MCKAY
       --------------------
       Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: November 9, 2000


       /S/ MARVIN E. STERNBERG
       -----------------------
       Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: November 9, 2000


       /S/ JULIAN BRODSKY
       ------------------
       Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: November 9, 2000


       /S/ ARNOLD REICHMAN
       -------------------
       Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: November 9, 2000


       /S/ ROBERT SABLOWSKY
       --------------------
       Robert Sablowsky

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 10, 2002


       /S/ J. RICHARD CARNALL
       ----------------------
       J. Richard Carnall

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: June 8, 2006


       /S/ ROBERT STRANIERE
       --------------------
       Robert Straniere

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Mark A. Sargent, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 21, 2006


       /S/ MARK A. SARGENT
       -------------------
       Mark A. Sargent

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: September 21, 2006





       /S/ NICHOLAS A. GIORDANO
       ------------------------
       Nicholas A. Giordano

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                                  215-988-2700
                               215-988-2757 (Fax)
                                   www.dbr.com



September 29, 2006

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
100 F. Street, NE
Washington, DC 20549

RE:   The RBB Fund, Inc. (the "Registrant")
      Post-Effective Amendment No. 104
      Registration Nos. 33-20827/811-5518
      -----------------------------------

Ladies and Gentlemen:

         On behalf of the Registrant, transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933 is Post-Effective Amendment No. 104 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (the "Amendment").

         The Amendment is being filed solely for the purpose of designating a new effective date of November 1, 2006 for the Registrant's Post-Effective Amendment No. 103, which was filed on July 18, 2006, on behalf of the Bear Stearns CUFS MLP Mortgage Portfolio. Post-Effective Amendment No. 103 was scheduled to become effective on October 2, 2006.

         The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

         Questions relating to this filing can be addressed to the undersigned at 215-988-1105.

                                                     Sincerely yours,

                                                     /s/ ALEXANDRA KANE
                                                     ------------------
                                                         Alexandra Kane
AK